Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Description of property, plant and equipment shutdowns duration		The Company makes shutdowns in regular intervals that vary from two to six years to perform these activities.
Capitalized financial charges		R$ 192,207	R$ 252,427
Depreciation rate, property, plant and equipment		8.33%	7.85%
Acquisition of property, plant and equipment with payment installments		R$ 295,056	R$ 160,877
Projects and stoppage in progress member
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized financial charges	[1]	R$ 192,207	R$ 252,427

[1]	As of December 31, 2021, the amounts recorded under this item corresponded to expenses with scheduled shutdowns in Brazil and at overseas plants in the amount of R$ 1,473,396 (2020: R$924,747), capitalized financial charges in the amount of R$237,519 (2020: R$233,963), inventories of spare parts in the amount of R$534,875 (2020: R$405,497), strategic projects ongoing in Brazil in the amount of R$351,657 (2020: R$256,873) and in Braskem America in the amount of R$136,342 (2020: R$313,080). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.